Pay vs Performance Disclosure U_pure in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Don Young	Compensation Actually Paid to Don Young(1)(2)	Average Summary Compensation Total for Other Named Executives(3)	Average Compensation Actually Paid to Other Named Executive Officers(1)(3)	ASPN Cumulative Total Shareholder Return (“TSR”)	S&P 1500 Specialty Chemicals Index Cumulative TSR(4)	Net Income ($ thousands)	Adjusted EBITDA ($ thousands)(5)
2025	$2,685,085	$(1,443,263)	$1,501,587	$(777,515)	$(83)	$1	$(389,552)	$2,938
2024	$3,099,951	$1,189,816	$1,515,482	$554,065	$(29)	$2	$13,375	$89,916
2023	$3,626,031	$7,802,535	$1,791,263	$3,414,594	$(5)	$5	$(45,811)	$(22,931)
2022	$2,378,906	$(20,840,392)	$1,406,497	$(606,470)	$(29)	$(7)	$(82,738)	$(60,638)
2021	$8,367,611	$30,297,488	$790,094	$4,252,939	$198	$26	$(37,094)	$(25,938)

(1)
For each year, “Compensation Actually Paid” reflects the Summary Compensation Total (“SCT”) for the relevant named executive officer(s) less the values included in the “Stock Awards” and “Option Awards” columns and adding to this:
•
The fair value at the end of the year of equity compensation granted during the year;
•
The change in fair value as of the vesting date, measured from the prior year-end, of any equity awards granted in prior years that vested during the year (whether positive or negative); and
•
The change in fair value at year-end, measured from the prior year-end, of any equity awards granted in prior years that remained unvested as of the end of the year (whether positive or negative)

As a result, “Compensation Actually Paid” does not reflect the value that was or may actually be realized by the named executive officers.

In calculating the year-over-year change in the value of unvested option awards as well as the change in value to mid-year vesting dates, the options’ Black-Scholes values were calculated at each measurement date using the following inputs:

•
Fair value: based on the closing share price on the measurement date.
•
Expected life: for in-the-money options, the time elapsed since the grant date was deducted from the original expected life assumption. For out-of-the-money options, the expected life was adjusted upward in proportion to the degree to which the options were out-of-the-money relative to their exercise price.
•
Stock price volatility: based on historical volatility for a trailing term to match the updated expected life assumption as of each measurement date.
•
Risk-free rate: based on an interpolated rate for a U.S. Treasury security with a term to match the updated expected life assumption as of each measurement date.
•
Dividend yield: based on the most recent quarterly dividend, annualized, as of each measurement date. The Company does not intend to pay cash dividends on our common stock in the foreseeable future, nor have we paid dividends on our common stock in the past.
(2)
The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Young for the most recently completed fiscal year are as follows:

2025
Reported SCT Total Compensation	2,685,085
Equity Award Values Reported in the SCT	(2,095,720)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	485,403
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(2,148,548)
Vesting Date Fair Value of Awards that are Granted and Vest in the Same Year	-
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(369,482)
Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	-
Dollar Value of Dividends or Other Earnings Paid on Equity Awards in the Fiscal Year that are not otherwise Included in Total Compensation for the Year	-
Pension Values Reported in the SCT	-
Pension Service Cost Attributable to Year	-
Compensation Actually Paid	(1,443,263)

(3)
The other named executive officers included for each respective fiscal year are as follows:

Fiscal Year	Other Named Executive Officers
2025	Grant D. Thoele, Corby C. Whitaker, Gregg R. Landes, Glenn E. Deegan, Ricardo C. Rodriguez, Virginia H. Johnson and Keith L. Schilling
2024	Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker, Gregg R. Landes and Stephanie Pittman
2023	Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker and Gregg R. Landes
2022	Ricardo C. Rodriguez, John F. Fairbanks, Corby C. Whitaker, Gregg R. Landes and Keith L. Schilling
2021	John F. Fairbanks, Corby C. Whitaker, Gregg R. Landes and Kelley Conte

The amounts deducted and added in calculating the average “Compensation Actually Paid” for these named executive officers for the most recently completed fiscal year are as follows:

2025
Average Reported SCT Total Compensation	1,501,587
Average Equity Award Values Reported in the SCT	(914,203)
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	141,046
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(502,959)
Average Vesting Date Fair Value of Awards that are Granted and Vest in the Same Year	101,388
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(246,383)
Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	(857,991)
Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Included in Total Compensation for the Year	-
Average Pension Values Reported in the SCT	-
Average Pension Service Cost Attributable to Year	-
Average Compensation Actually Paid	(777,515)

(4)
As permitted by SEC rules, we have used the S&P 1500 Specialty Chemicals Index as our peer group for purposes of disclosure of cumulative TSR. For the Company and the S&P 1500 Specialty Chemicals Index, the TSR amount reported for each year reflects the cumulative investment return of an initial investment of $100 on December 31, 2020, assuming reinvestment of dividends.

(5)
Adjusted EBITDA is net income (loss) before interest expense, taxes, depreciation, amortization, stock-based compensation expense and other items, from time to time, which we do not believe are indicative of our core operating performance, which items are discussed in Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form 10-K for the applicable fiscal year.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(3)
The other named executive officers included for each respective fiscal year are as follows:

Fiscal Year	Other Named Executive Officers
2025	Grant D. Thoele, Corby C. Whitaker, Gregg R. Landes, Glenn E. Deegan, Ricardo C. Rodriguez, Virginia H. Johnson and Keith L. Schilling
2024	Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker, Gregg R. Landes and Stephanie Pittman
2023	Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker and Gregg R. Landes
2022	Ricardo C. Rodriguez, John F. Fairbanks, Corby C. Whitaker, Gregg R. Landes and Keith L. Schilling
2021	John F. Fairbanks, Corby C. Whitaker, Gregg R. Landes and Kelley Conte

PEO Total Compensation Amount	$ 2,685,085	$ 3,099,951	$ 3,626,031	$ 2,378,906	$ 8,367,611
PEO Actually Paid Compensation Amount	$ (1,443,263)	1,189,816	7,802,535	(20,840,392)	30,297,488
Adjustment To PEO Compensation, Footnote
(2)
The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Young for the most recently completed fiscal year are as follows:

2025
Reported SCT Total Compensation	2,685,085
Equity Award Values Reported in the SCT	(2,095,720)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	485,403
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(2,148,548)
Vesting Date Fair Value of Awards that are Granted and Vest in the Same Year	-
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(369,482)
Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	-
Dollar Value of Dividends or Other Earnings Paid on Equity Awards in the Fiscal Year that are not otherwise Included in Total Compensation for the Year	-
Pension Values Reported in the SCT	-
Pension Service Cost Attributable to Year	-
Compensation Actually Paid	(1,443,263)

Non-PEO NEO Average Total Compensation Amount	$ 1,501,587	1,515,482	1,791,263	1,406,497	790,094
Non-PEO NEO Average Compensation Actually Paid Amount	$ (777,515)	554,065	3,414,594	(606,470)	4,252,939
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The other named executive officers included for each respective fiscal year are as follows:

Fiscal Year	Other Named Executive Officers
2025	Grant D. Thoele, Corby C. Whitaker, Gregg R. Landes, Glenn E. Deegan, Ricardo C. Rodriguez, Virginia H. Johnson and Keith L. Schilling
2024	Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker, Gregg R. Landes and Stephanie Pittman
2023	Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker and Gregg R. Landes
2022	Ricardo C. Rodriguez, John F. Fairbanks, Corby C. Whitaker, Gregg R. Landes and Keith L. Schilling
2021	John F. Fairbanks, Corby C. Whitaker, Gregg R. Landes and Kelley Conte

The amounts deducted and added in calculating the average “Compensation Actually Paid” for these named executive officers for the most recently completed fiscal year are as follows:

2025
Average Reported SCT Total Compensation	1,501,587
Average Equity Award Values Reported in the SCT	(914,203)
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	141,046
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(502,959)
Average Vesting Date Fair Value of Awards that are Granted and Vest in the Same Year	101,388
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(246,383)
Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	(857,991)
Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards in the Fiscal Year that are not Otherwise Included in Total Compensation for the Year	-
Average Pension Values Reported in the SCT	-
Average Pension Service Cost Attributable to Year	-
Average Compensation Actually Paid	(777,515)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure	Description; Link to Company Performance
Adjusted EBITDA

Various measures of EBITDA are widely used by investors to measure a company’s operating performance without regard to items that can vary substantially from company to company depending upon financing and accounting methods, book values of assets, capital structures and the methods by which assets were acquired.

Revenue

In addition to Adjusted EBITDA, revenue is a key driver that investors use in the evaluation of our Company’s performance. It is frequently compared to Company projections and examined in relation to annual guidance in order to determine how well the Company is performing relative to expectations.

Relative TSR

The vesting of PSUs granted to our named executive officers during the 2025 fiscal year will be determined based on the Company’s TSR performance relative to the other constituents of the Russell 2000 Index over a three-year performance period.

Total Shareholder Return Amount	$ (83)	(29)	(5)	(29)	198
Peer Group Total Shareholder Return Amount	1	2	5	(7)	26
Net Income (Loss)	$ (389,552,000)	$ 13,375,000	$ (45,811,000)	$ (82,738,000)	$ (37,094,000)
Company Selected Measure Amount	2,938	89,916	(22,931)	(60,638)	(25,938)
PEO Name	Mr. Young
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is net income (loss) before interest expense, taxes, depreciation, amortization, stock-based compensation expense and other items, from time to time, which we do not believe are indicative of our core operating performance, which items are discussed in Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form 10-K for the applicable fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Non-GAAP Measure Description
(4)
As permitted by SEC rules, we have used the S&P 1500 Specialty Chemicals Index as our peer group for purposes of disclosure of cumulative TSR. For the Company and the S&P 1500 Specialty Chemicals Index, the TSR amount reported for each year reflects the cumulative investment return of an initial investment of $100 on December 31, 2020, assuming reinvestment of dividends.

PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,403
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,148,548)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(369,482)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,095,720)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(914,203)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,046
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(502,959)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,388
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,383)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,991)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0